LIQUIDITY	12 Months Ended
Dec. 31, 2014
Liquidity [Abstract]
Liquidity [Text Block]

2. LIQUIDITY

For the year ended December 31, 2014, the Company incurred an operating loss of $4,041,149 and had a working capital deficiency at year-end of $3,559,425, of which $2,626,323 represents a liability that will be settled with existing shares. MTBC’s ability to meet its contractual obligations and remit payment under its arrangements with its vendors depends on its ability to generate positive cash flow in the future, or securing additional financing. MTBC’s management has discussed options to raise additional capital through debt and equity issuances, which would allow the Company to fund future growth as well as provide additional liquidity. While the Company has received several non-binding term sheets from debt funds, it has not signed any agreement that would provide for additional financing. This condition, along with certain other factors, raises substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.
The current year operating loss was primarily a result of expenses in two categories: post-acquisition transition costs and non-recurring expenses. The Company had $2.1 million of incremental costs related to the increased staff in Pakistan in advance of decreasing costs of subcontractors and U.S. employees of the Acquired Businesses, which will enable further reductions in the U.S. staff and the use of subcontractors in 2015. The Company also incurred expenses related to the IPO and acquisition of the Acquired Businesses, including one-time bonuses at the time of the IPO of $483,000, and integration and transaction costs of $1.1 million.
The working capital deficiency is in part the result of the indebtedness incurred in connection with the acquisitions entered into during 2013 and 2014. The Company has a line of credit with TD Bank that had a fully-utilized borrowing limit of $1.2 million as of December 31, 2014. In March 2015, such limit was increased to $3.0 million under the same lending terms, which has been fully drawn down as of the date of this filing. The line of credit renews annually, subject to TD Bank’s approval and currently expires in November 2015. The Company relies on the line of credit for working capital purposes and it has been renewed annually for the past seven years. The Company’s ability to continue as a going concern is dependent on its ability to generate sufficient cash from operations to meet its future operational cash needs and reduce the cost of U.S.-based employees of the Acquired Businesses, subcontractors and certain general and administrative expenses.
The Company has not received any indications from TD Bank that the line of credit would not be further renewed; however, if the terms of the renewal were not acceptable to the Company or the line of credit was not renewed, the Company would need to obtain additional financing. The Company has spoken with banks and debt funds about replacement or additional debt capital. As a public company, additional equity capital is available through the public markets, either through a follow-on round of equity financing via a public offering, from a private investor (a “PIPE”), or through a rights offering. The Company believes there are several viable financing options available, although there can be no guarantee that the execution of such options would not be dilutive to existing shareholders. Management believes that MTBC will be successful in obtaining adequate sources of cash to fund its anticipated level of operations through the end of 2015, but there can be no assurance that management will be successful in raising sufficient additional equity and/or debt (including extension of the maturity dates of existing borrowings). If additional financing is not available, and MTBC is unable to generate positive cash flow from operations, the Company will be compelled to reduce the scope of its business activities, including, but not limited to, the following:
•	Reducing the number of employees;
•	Reducing the number of locations that service customers;
•	Curtailing R&D or sales and marketing efforts; and/or
•	Reducing general and administrative expenses.